Investment Portfolioas of May 31, 2023 (Unaudited)
DWS ESG International Core Equity Fund
	Shares	Value ($)

Common Stocks 94.9%
Australia 7.6%
ANZ Group Holdings Ltd.	2,311	34,424
Aurizon Holdings Ltd.	17,850	41,317
BHP Group Ltd.	3,087	84,051
Brambles Ltd.	5,891	52,676
Endeavour Group Ltd.	13,902	55,728
Macquarie Group Ltd.	339	37,574
Newcrest Mining Ltd.	4,281	72,269
Treasury Wine Estates Ltd.	10,525	79,508
Woodside Energy Group Ltd.	1,505	33,508
Woolworths Group Ltd.	2,989	72,961
(Cost $646,558)		564,016
Belgium 0.9%
KBC Group NV (Cost $72,852)	1,043	68,454
Denmark 3.9%
Novo Nordisk AS "B" (Cost $77,047)	1,790	286,802
Finland 1.7%
Kone Oyj "B"	1,101	56,034
Neste Oyj	1,831	69,291
(Cost $105,467)		125,325
France 10.8%
Aeroports de Paris*	226	34,517
BNP Paribas SA	2,295	133,374
Capgemini SE	468	81,620
Danone SA	1,252	74,202
Kering SA	187	99,988
LVMH Moet Hennessy Louis Vuitton SE	257	224,648
Renault SA	1,118	37,583
Valeo	2,200	42,498
Worldline SA 144A*	1,841	71,757
(Cost $617,881)		800,187
Germany 5.6%
Allianz SE (Registered)	553	118,508
BASF SE	1,729	82,387
Bayerische Motoren Werke AG	476	52,215
Deutsche Boerse AG	629	108,600
Merck KGaA	202	35,360
Puma SE	372	17,767
(Cost $336,045)		414,837
Hong Kong 3.0%
HKT Trust & HKT Ltd. (Units)	60,000	76,567

Prudential PLC	9,759	128,755
SITC International Holdings Co., Ltd.	8,000	13,887
(Cost $260,804)		219,209
Ireland 1.2%
Kingspan Group PLC (Cost $80,130)	1,380	91,920
Italy 1.6%
Moncler SpA (Cost $23,135)	1,726	117,276
Japan 22.8%
AGC, Inc.	2,000	72,852
ANA Holdings, Inc.*	1,200	26,628
Astellas Pharma, Inc.	4,200	66,433
Canon, Inc.	1,800	44,551
Chugai Pharmaceutical Co., Ltd.	4,300	115,800
CyberAgent, Inc.	7,700	54,082
Daiwa House Industry Co., Ltd.	1,400	36,514
East Japan Railway Co.	400	22,056
Hitachi Construction Machinery Co., Ltd.	1,400	34,554
Hulic Co., Ltd.	3,400	28,330
Inpex Corp.	4,000	42,594
Japan Post Bank Co., Ltd.	11,700	87,234
KDDI Corp.	2,500	76,914
Mitsubishi Corp.	1,900	75,992
Mitsubishi UFJ Financial Group, Inc.	20,100	134,219
Mitsui & Co., Ltd.	4,800	151,181
Murata Manufacturing Co., Ltd.	700	41,028
Nippon Building Fund, Inc. (REIT)	5	20,035
Nippon Steel Corp.	3,600	69,946
Nippon Telegraph & Telephone Corp.	1,200	34,050
Nomura Real Estate Holdings, Inc.	1,100	26,584
Obayashi Corp.	3,900	31,415
Shimizu Corp.	6,000	36,375
SoftBank Corp.	2,700	28,762
Sumitomo Mitsui Financial Group, Inc.	3,600	146,831
Takeda Pharmaceutical Co., Ltd.	3,000	95,102
Terumo Corp.	1,600	48,577
Tokyo Electron Ltd.	300	41,096
(Cost $1,613,910)		1,689,735
Luxembourg 0.1%
Aroundtown SA* (Cost $50,435)	9,053	9,508
Netherlands 5.0%
ASML Holding NV	334	240,748
Koninklijke Philips NV*	1,995	37,661
Stellantis NV	5,830	88,804
(Cost $234,899)		367,213
Norway 1.5%
DNB Bank ASA (Cost $110,744)	6,505	109,222
Singapore 0.4%
Singapore Telecommunications Ltd. (Cost $30,367)	15,400	28,368

Spain 2.2%
Grifols SA*	4,019	46,844
Iberdrola SA	9,420	114,973
(Cost $168,327)		161,817
Sweden 3.4%
Assa Abloy AB "B"	2,926	65,082
Getinge AB "B"	2,299	52,998
Hexagon AB "B"	6,743	78,168
Skanska AB "B"	1,464	19,321
Svenska Handelsbanken AB "A"	4,941	39,156
(Cost $255,028)		254,725
Switzerland 12.2%
ABB Ltd. (Registered)	2,041	74,531
Kuehne & Nagel International AG (Registered)	332	94,614
Lonza Group AG (Registered)	189	118,213
Nestle SA (Registered)	2,204	261,036
Novartis AG (Registered)	1,061	101,472
Sika AG (Registered)	487	134,131
STMicroelectronics NV	1,046	45,649
Straumann Holding AG (Registered)	180	26,413
Swiss Prime Site AG (Registered)	550	46,455
(Cost $636,230)		902,514
United Kingdom 11.0%
Compass Group PLC	5,188	142,363
Diageo PLC	3,568	148,554
M&G PLC	28,349	70,078
National Grid PLC	6,960	95,848
RELX PLC	3,982	124,599
Shell PLC	6,519	179,666
SSE PLC	1,456	34,136
Vodafone Group PLC	17,223	16,391
(Cost $659,257)		811,635
Total Common Stocks (Cost $5,979,116)		7,022,763

Exchange-Traded Funds 1.5%
iShares ESG Aware MSCI EAFE ETF (Cost $113,691)	1,585	112,487

Cash Equivalents 3.1%
DWS Central Cash Management Government Fund, 5.13% (a) (Cost $232,242)	232,242	232,242

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $6,325,049)	99.5	7,367,492
Other Assets and Liabilities, Net	0.5	36,950
Net Assets	100.0	7,404,442
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2023 are as follows:
Value ($) at 8/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2023	Value ($) at 5/31/2023
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.03% (a) (b)
180,346	—	180,346 (c)	—	—	1,656	—	—	—
Cash Equivalents 3.1%
DWS Central Cash Management Government Fund, 5.13% (a)
43,405	1,145,230	956,393	—	—	7,137	—	232,242	232,242
223,751	1,145,230	1,136,739	—	—	8,793	—	232,242	232,242

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2023.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

EAFE: Europe, Australasia and Far East
MSCI: Morgan Stanley Capital International
REIT: Real Estate Investment Trust
At May 31, 2023 the DWS ESG International Core Equity Fund had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Investment Portfolio excluding Exchange-Traded Funds and Cash Equivalents)
Financials	1,288,186	18%
Industrials	1,119,551	16%
Health Care	1,031,675	15%
Consumer Discretionary	823,142	12%
Consumer Staples	691,989	10%
Information Technology	572,860	8%
Materials	442,784	6%
Energy	325,059	5%
Communication Services	315,134	4%
Utilities	244,957	4%
Real Estate	167,426	2%
Total	7,022,763	100%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$564,016	$—	$564,016
Belgium	—	68,454	—	68,454
Denmark	—	286,802	—	286,802
Finland	—	125,325	—	125,325
France	—	800,187	—	800,187
Germany	—	414,837	—	414,837
Hong Kong	—	219,209	—	219,209
Ireland	—	91,920	—	91,920
Italy	—	117,276	—	117,276
Japan	—	1,689,735	—	1,689,735
Luxembourg	—	9,508	—	9,508
Netherlands	—	367,213	—	367,213
Norway	—	109,222	—	109,222
Singapore	—	28,368	—	28,368
Spain	—	161,817	—	161,817
Sweden	—	254,725	—	254,725
Switzerland	—	902,514	—	902,514
United Kingdom	—	811,635	—	811,635
Exchange-Traded Funds	112,487	—	—	112,487
Short-Term Investments	232,242	—	—	232,242
Total	$344,729	$7,022,763	$—	$7,367,492
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DEICEF-PH3
R-080548-2 (1/25)